Vanguard California Intermediate-Term Tax-Exempt Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard California Intermediate-Term Tax-Exempt Fund	Nov. 30, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.14%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.09%